Revenue Recognition	12 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 4. Revenue Recognition
For Fiscal Years 2023, 2022 and 2021, all revenue recognized in the consolidated and combined statements of operations is considered to be revenue from contracts with customers in accordance with ASC Topic 606,
Revenue From Contracts with Customers
(“ASC Topic 606”), except for revenues from Arena License Agreements. In Fiscal Years 2023 and 2022, the Company did not have any material provisions for credit losses on receivables or contract assets arising from contracts with customers.
Arena License Agreements
In Fiscal Year 2020, the Company entered into Arena License Agreements with MSG Sports that require the Knicks and the Rangers to play their home games at The Garden. These agreements also provide for the provision of certain services by the Company to MSG Sports for MSG Sports events that are held at The Garden and include revenue-sharing provisions for certain agreements entered into by the Company and MSG Sports. The Arena License Agreements contain both lease and non-lease
components. The revenue to be recognized with respect to the lease components of the Arena License Agreements is accounted for as operating lease revenue in accordance with ASC Topic 842. The non-lease
components are accounted for in accordance with ASC Topic 606, as further discussed below.
During Fiscal Years 2023, 2022 and 2021, the Company recognized $68,068, $68,072 and $21,345, respectively, of revenues under the Arena License Agreements.
Event Related Revenue
The Company earns event related revenues principally from the sale of tickets for events that the Company produces or promotes/co-promotes,
and from venue license fees charged to third-party promoters for events held at the Company’s venues that the Company does not produce or promote/co-promote.
The Company’s performance obligations with respect to event-related revenues from the sale of tickets, venue license fees from third-party promoters, sponsorships, concessions and merchandise are satisfied at the point in time or as the related event occurs. The Company also earns revenue from the provision of various event-related services that are incremental to MSG Sports’ general use of The Garden. The Company’s performance obligations with respect to these event-related services are satisfied as the related event occurs.
The Company’s revenues also include revenue from the license of The
Garden’s
suites for the Company’s or MSG Sports’ events. Suite license arrangements are generally multi-year fixed-fee
arrangements that include annual fee increases. Payment terms for suite license arrangements can vary by contract, but payments are generally due in installments prior to each license year. The Company’s performance obligation under such arrangements is to provide the licensee with access to the suite when events occur at The Garden. The Company accounts for the performance obligation under these types of arrangements as a series and, as a result, the related suite license fees for all years during the license term are aggregated and revenue is recognized proportionately over the license period as the Company satisfies the related performance obligation. Progress toward satisfaction of the Company’s annual suite license performance obligation is measured as access to the suite that is provided to the licensee for each event throughout the contractual term of the license.
Other Revenue
The Company also earns revenues from the sale of advertising in the form of venue signage and other forms of sponsorship, which are not related to any specific event of the Company or MSG Sports. The Company’s performance obligations with respect to this advertising are satisfied as the related benefits are delivered over the term of the respective agreements.
Principal vs. Agent Considerations
Revenue for the Company’s suite license arrangements is recorded on a gross basis, as the Company is the principal in such transactions and controls the related goods or services before transfer to the customer. MSG Sports is entitled to a share of the Company’s suite license revenue pursuant to the terms of the Arena License Agreements, which is recognized in the consolidated and combined statements of operations as a component of direct operating expenses.
For sponsorship agreements entered into by the Company or by MSG Sports that contain performance obligations satisfied solely by the Company, revenue is generally recorded on a gross basis as the Company is the principal with respect to such performance obligations and controls the related goods or services before transfer to the customer. In accordance with the Arena License Agreements, MSG Sports is entitled to a share of the revenue generated from certain signage performance obligations where the Company is the principal. The Company records this signage revenue on a gross basis and MSG Sports’ share of such revenue as a component of direct operating expenses within the consolidated and combined statements of operations.
For Fiscal Years 2023, 2022 and 2021, the Company recorded revenue-sharing expense of $119,017, $92,086 and $558, respectively, for MSG Sports’ share of the Company’s revenues from (i) suite licenses, (ii) certain signage and sponsorships, and (iii) food and beverage based upon the provisions of the underlying contractual arrangements, and on the basis of direct usage when specifically identified or allocated proportionally for all prior periods.
In Fiscal Year 2020, the Company entered into advertising sales representation agreements with certain subsidiaries of MSG Sports. Pursuant to these agreements, the Company has the exclusive right and obligation to sell sponsorship assets on behalf of the respective subsidiaries of MSG Sports. The Company is entitled to both fixed and variable commissions under the terms of these agreements. The Company recognizes the fixed component ratably over the term of the arrangement which corresponds with the Company’s satisfaction of its service-based performance obligations. Variable commissions are earned and recognized as the related sponsorship performance obligations are satisfied by MSG Sports. The Company is not the principal in such arrangements as it does not control the related goods or services prior to transfer to the customer. As an agent under these arrangements, the Company recognizes the advertising commission revenue on a net basis.
The Company was also party to an advertising sales representation agreement with MSG Networks until December 31, 2022.
See Note 17. Related Party Transactions for more information regarding the advertising sales representation agreements with subsidiaries of MSG Sports and Sphere Entertainment.
Disaggregation of Revenue
The following table disaggregates the Company’s revenue by major source based upon the timing
of transfer of goods or services to the customer for Fiscal Years 2023, 2022 and 2021:

	Year Ended June 30,
	2023	2022	2021
Event-related and entertainment offerings (a)	$546,304	$386,309	$14,062
Sponsorship, signage and suite licenses (b)	203,758	156,387	15,897
Other (c)	29,756	39,384	27,528

Total revenues from contracts with customers	779,818	582,080	57,487
Revenues from Arena License Agreements, leases and subleases	71,678	71,410	24,325

Total revenues	$851,496	$653,490	$81,812

(a)	Event-related and entertainment offerings revenues are recognized at a point in time.
(b)
See Note 2. Summary of Significant Accounting Policies, Revenue Recognition, and the discussion above within this Note for further details on the pattern of recognition of sponsorship, signage, and suite license revenues.

(c)	Primarily consists of (i) revenues from sponsorship sales and representation agreements with MSG Sports, and (ii) advertising commission revenues recognized from MSG Networks up to December 31, 2022.
In addition to the disaggregation of the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer disclosed above, the following table disaggregates the Company’s consolidated and combined revenues by type of goods or services in accordance with the required entity-wide disclosure requirements of ASC Subtopic
280-10-50-38
to 40 and the disaggregation of revenue required disclosures in accordance with ASC Subtopic
606-10-50-5
for Fiscal Years 2023, 2022, and 2021.

	Year Ended June 30,
	2023	2022	2021
Ticketing and venue license fee revenues (a)	$360,596	$250,092	$8,311
Sponsorship and signage, suite, and advertising commission revenues ( b)	262,475	219,113	43,312
Food, beverage and merchandise revenues	151,126	109,915	3,078
Other	5,621	2,960	2,786

Total revenues from contracts with customers	779,818	582,080	57,487
Revenues from Arena License Agreements, leases and subleases	71,678	71,410	24,325

Total revenues	$851,496	$653,490	$81,812

(a)
Amounts include ticket sales, including other ticket-related revenue, and venue license fees from the Company’s events such as (i) concerts, (ii) the presentation of the Christmas Spectacular, and (iii) live entertainment and other sporting events.

(b)
Amounts include (i) revenues from sponsorship sales and representation agreements with MSG Sports and (ii) advertising commission revenues recognized from MSG Networks until the termination of this agreement as of December 31, 2022.

Contract Balances
The following table provides information about the opening and closing contract balances from the Company’s contracts with customers as of June 30, 2023, 2022 and 2021.

	As of June 30,
	2023	2022	2021
Receivables from contracts with customers, net (a)	$69,295	$106,664	$72,978
Contract assets, current (b)	11,254	5,503	7,052
Deferred revenue, including non-current portion (c)	226,029	203,256	199,041

(a)
As of June 30, 2023, 2022 and 2021, the Company’s receivables from contracts with customers above included $5,397, $4,163 and $5,172, respectively, related to various related parties. See Note 17. Related Party Transactions for further details on these related party arrangements.

(b)
Contract assets primarily relate to the Company’s rights to consideration for goods or services transferred to customers, for which the Company does not have an unconditional right to bill as of the reporting date. Contract assets are transferred to accounts receivable once the Company’s right to consideration becomes unconditional.

(c)	Revenue recognized for Fiscal Year 2023 relating to the deferred revenue balance as of June 30, 2022 was $176,828.
Transaction Price Allocated to the Remaining Performance Obligations
The Company’s remaining performance
obligations
under contracts primarily relates to performance obligations under sponsorship and suite license agreements that have original expected durations longer than one year and for which the considerations are not variable. In developing the estimated revenue, the Company applies the allowable practical expedient and does not disclose information about remaining performance obligations that have original expected durations of one year or less.
The following table depicts the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of June 30, 2023:

As of June 30, 2023
Fiscal year ending June 30, 2024	$167,456
Fiscal year ending June 30, 2025	125,123
Fiscal year ending June 30, 2026	80,783
Fiscal year ending June 30, 2027	50,027
Fiscal year ending June 30, 2028	28,990
Thereafter	26,799

Total estimated revenue expected to be recognized in the future related to performance obligations	$479,178